Leases - Operating Leases Lessee Maturities (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Lessor, Operating Lease, Payment to be Received, Recognized
2025 (Remaining 9 months)	$ 46,077
2026	42,580
2027	16,797
2028	15,392
2029	13,837
2030 and thereafter	29,381
Total	$ 164,064